Offerings	Mar. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Carry Forward Form Type	S-3
Carry Forward File Number	333-272012
Carry Forward Initial Effective Date	May 17, 2023
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 399,929,920.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272012
Carry Forward Initial Effective Date	May 17, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 50,671.12
Offering Note	BXP, Inc. ("BXP") is registering shares of common stock having a proposed maximum aggregate offering price of up to $1,000,000,000 pursuant to this prospectus supplement. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), the securities registered pursuant to this prospectus supplement include $600,000,000 of unsold securities of BXP that had been previously registered pursuant to the combined registration statement of BXP and Boston Properties Limited Partnership ("BPLP") on Form S-3 filed on May 17, 2023 (Registration No. 333-272012) (the "2023 Combined Shelf") and were not sold thereunder, including (i) $399,929,920 of unsold common stock, preferred stock, depositary shares, warrants and preferred stock purchase rights originally registered on BXP's registration statement on Form S-3 filed on June 17, 2004 (Registration No. 333-116556) (the "2004 BXP Registration Statement") and (ii) an additional $200,070,080 of shares of BXP common stock relating to a prospectus supplement filed pursuant to Rule 424(b)(5) on June 3, 2014 with respect to the combined Registration Statement of BXP and BPLP on Form S-3 (Registration No. 333-196491) (the "2014 Combined Shelf"). In connection with the registration of such unsold securities on the 2004 BXP Registration Statement and the 2014 Combined Shelf, BXP paid registration fees of $50,671.12 and $25,770, respectively, which were carried forward to the combined registration statement of BXP and BPLP on Form S-3 filed on March 6, 2026 (Registration Statement No. 333-294080) (the "2026 Combined Shelf") to which this prospectus supplement relates, and will be applied to the shares of common stock registered pursuant to this prospectus supplement. Pursuant to Rule 415(a)(6), the offerings of the unsold securities registered under the 2023 Combined Shelf were deemed terminated as of the date of effectiveness of the 2026 Combined Shelf. The securities originally registered under the 2004 BXP Registration Statement were carried forward pursuant to Rule 415(a)(6) from the 2004 BXP Registration Statement to the registration statement of BXP on Form S-3 filed on November 12, 2008 (Registration No. 333-155309), the combined registration statement of BXP and BPLP on Form S-3 filed on August 9, 2011 (Registration No. 333-176157), the 2014 Combined Shelf, the combined registration statement of BXP and BPLP on Form S-3 filed on June 2, 2017 (Registration No. 333-218460) (the "2017 Combined Shelf"), the combined registration statement of BXP and BPLP on Form S-3 filed on May 22, 2020 (Registration No. 238607) (the "2020 Combined Shelf") and the 2023 Combined Shelf. The securities originally registered under the 2014 Combined Shelf were carried forward pursuant to Rule 415(a)(6) from the 2014 Combined Shelf to the 2017 Combined Shelf, the 2020 Combined Shelf and the 2023 Combined Shelf.
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 200,070,080.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272012
Carry Forward Initial Effective Date	May 17, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 25,770.00
Offering Note	See note (1).